Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Series A Preferred Stock		Common Stock		Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 758		$ 43,774			$ 10,694,458	$ (8,479,323)	$ 2,259,667
Balance (in Shares) at Dec. 31, 2021	7,576,999	[1]	437,735,093	[1]
Stock-based compensation						19,908		19,908
Net loss							(1,683,499)	(1,683,499)
Balance at Dec. 31, 2022	$ 758		$ 43,774			10,714,366	(10,162,822)	596,076	[2]
Balance (in Shares) at Dec. 31, 2022	7,576,999	[1]	437,735,093	[1]
Return of founders shares to the Company as part of claim settlement			$ (33,096)		$ 33,096
Return of founders shares to the Company as part of claim settlement (in Shares)			(330,952,906)	[1]	330,952,906
Private Placement Investment, net of issuance costs	$ 289		$ 18,636			4,634,279		4,653,204
Private Placement Investment, net of issuance costs (in Shares)	2,886,364	[1]	186,363,631	[1]
Settlement of Treasury Stock prior to recapitalization					$ (33,096)	33,096
Settlement of Treasury Stock prior to recapitalization (in Shares)					(330,952,906)
Reverse re-capitalization			$ 20,231			(793,497)		(773,266)
Reverse re-capitalization (in Shares)			202,308,728	[1]
Stock-based compensation						2,253,793		2,253,793
Net loss							(3,567,883)	(3,567,883)
Balance at Dec. 31, 2023	$ 1,047		$ 49,545			$ 16,842,037	$ (13,730,705)	$ 3,161,924	[2]
Balance (in Shares) at Dec. 31, 2023	10,463,363	[1]	495,454,546	[1]

[1]	The number shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1
[2]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1